INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS [abstract]
Schedule of intangible assets
	Gas processing rights under NWS Project	Exploration rights	Marketing transportation and storage contracts	Software and others	Goodwill	Total

Cost:
At January 1, 2018 (restated)	1,199	531	1,484	2,712	13,892	19,818
Additions	-	-	-	309	-	309
Disposal	-	-	(50)	(29)	-	(79)
Exchange differences	60	-	73	47	700	880

At December 31, 2018 (restated)	1,259	531	1,507	3,039	14,592	20,928

At January 1, 2019	1,259	531	1,507	3,039	14,592	20,928
Additions	-	-	-	348	-	348
Disposal	-	-	-	(27)	-	(27)
Exchange differences	21	-	24	14	239	298

At December 31, 2019	1,280	531	1,531	3,374	14,831	21,547

Accumulated amortization:
At January 1, 2018 (restated)	(732)	(189)	(1,239)	(2,228)	-	(4,388)
Amortization charge for the year	(65)	(30)	(48)	(262)	-	(405)
Disposal	-	-	50	29	-	79
Exchange differences	(39)	-	(62)	(40)	-	(141)

At December 31, 2018 (restated)	(836)	(219)	(1,299)	(2,501)	-	(4,855)

At January 1, 2019	(836)	(219)	(1,299)	(2,501)	-	(4,855)
Amortization charge for the year	(53)	(30)	(55)	(227)	-	(365)
Disposal	-	-		27	-	27
Exchange differences	(15)	-	(20)	(13)	-	(48)

At December 31, 2019	(904)	(249)	(1,374)	(2,714)	-	(5,241)

Net book value:
At December 31, 2018 (restated)	423	312	208	538	14,592	16,073

At December 31, 2019	376	282	157	660	14,831	16,306